Equity Method Investees Condensed Financial Information - Schedule of Equity Method Investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Schedule of Equity Method Investments [Line Items]
Current assets	¥ 1,722,506		¥ 1,486,768		$ 246,315
Non-current assets	252,539		327,627		36,113
Current liabilities	2,934,912		2,946,952		419,687
Non-current liabilities	974,230		956,755		$ 139,313
Gross Profit	2,616,828	$ 374,202	2,748,491	¥ 2,767,462
Net (loss)/income	97,042	$ 13,877	75,226	(550,117)
Equity Method Investment [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	704,214		614,641
Non-current assets	38,022		54,717
Current liabilities	544,055		439,548
Non-current liabilities	445,053		350,276
Revenues	357,196		257,129	178,921
Gross Profit	287,582		192,579	117,150
(Loss)/Income from operations	(191,575)		(159,675)	(119,918)
Net (loss)/income	¥ (172,063)		¥ (143,032)	¥ (110,333)